Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Financial assets at fair value through other comprehensive income	₩ 347,877	₩ 258,516
Other financial assets
Financial assets at fair value through profit or loss	952,319	809,919
Derivative financial assets for hedging	99,453	7,684
Investment properties	1,720,654	1,368,453	₩ 1,387,430
Liabilities
Borrowing	8,437,703	7,316,298
Other financial liabilities
Financial liabilities at fair value through profit or loss	216,040	2,682
Derivative financial liabilities for hedging	18,126	127,929
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging		7,684
Liabilities
Borrowing	8,578,827	₩ 7,643,116
Other financial liabilities
Derivative financial liabilities for hedging	₩ 18,126
Valuation techniques		DCF Model
Valuation techniques	DCF Model	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 491,713	₩ 1,118,619
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 2, 3 [Member]
Other financial assets
Derivative financial assets for hedging	₩ 99,453
Other financial liabilities
Derivative financial liabilities for hedging		₩ 127,929
Valuation techniques	Hull-White Model, DCF Model
Valuation techniques		Hull-White model, DCF Model
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 928,034	₩ 763,470
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 216,040	₩ 2,682
Valuation techniques	DCF Model, Adjusted Net Asset Model	DCF Model, Adjusted net asset model
Valuation techniques	DCF Model, Binomial Option Pricing Model	DCF Model, Binomial Option Pricing
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 330,549	₩ 252,910
Other financial liabilities
Valuation techniques	DCF Model, Market approach Model	DCF Model, Comparable Company Analysis
Level 3 [Member]
Other financial assets
Investment properties	₩ 4,263,381	₩ 2,645,482
Other financial liabilities
Valuation techniques	DCF Model	DCF Model